Summary of Significant Accounting Policies (Details 4)	9 Months Ended
Sep. 30, 2012
Intangible Assets
Estimated useful lives of the patents	10 years
Computer equipment
Property and equipment
Average useful lives	3 years
Software
Property and equipment
Average useful lives	3 years
Lab and office equipment
Property and equipment
Average useful lives	5 years
Furniture
Property and equipment
Average useful lives	7 years
Manufacturing equipment | Minimum
Property and equipment
Average useful lives	5 years
Manufacturing equipment | Maximum
Property and equipment
Average useful lives	10 years